SUMMARY OF FAIR VALUE OF COMMITMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at December 31, 2022	$ 1,447
Acquisition date February 3, 2022		343
Revaluation	(85)	1,190
Effect of changes in foreign exchange rates		(86)
Balance at December 31,2023	$ 1,362	$ 1,447